Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	BIO-key International, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1741861
Entity Address, Address Line One	101 CRAWFORDS CORNER ROAD, SUITE 4116
Entity Address, City or Town	HOLMDEL
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07733
City Area Code	732
Local Phone Number	359-1100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001019034
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false